TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 5.1%
109,683	Cubic Corp.	$6,804,734
222,461	Kratos Defense & Security Solutions, Inc. (1)	6,102,105
49,118	Mercury Systems, Inc. (1)	4,325,331
132,791	Spirit AeroSystems Holdings, Inc.	5,190,800
		22,422,970
Auto Components - 1.0%
43,404	Fox Factory Holding Corp. (1)	4,588,237

Banks - 1.5%
109,469	Western Alliance Bancorp	6,562,666

Biotechnology - 9.7%
86,053	Amicus Therapeutics, Inc. (1)	1,986,964
57,616	Arrowhead Pharmaceuticals, Inc. (1)	4,420,875
18,349	Biohaven Pharmaceutical Holding Co. Ltd. (1)	1,572,693
21,465	Blueprint Medicines Corp. (1)	2,407,300
13,436	DermTech, Inc. (1)	435,864
37,193	Emergent BioSolutions, Inc. (1)	3,332,493
23,261	Fate Therapeutics, Inc. (1)	2,115,122
31,946	FibroGen, Inc. (1)	1,184,877
48,213	Halozyme Therapeutics, Inc. (1)	2,059,177
39,627	Invitae Corp. (1)	1,656,805
23,162	Ligand Pharmaceuticals, Inc. (1)	2,303,461
14,528	Mirati Therapeutics, Inc. (1)	3,190,930
121,039	Natera, Inc. (1)	12,045,801
24,433	PTC Therapeutics, Inc. (1)	1,491,146
19,474	Ultragenyx Pharmaceutical, Inc. (1)	2,695,786
		42,899,294
Building Products - 0.8%
41,618	Trex Co., Inc. (1)	3,484,259

Chemicals - 3.0%
510,749	Element Solutions, Inc.	9,055,580
44,145	Innospec, Inc.	4,005,276
		13,060,856
Commercial Services & Supplies - 1.4%
97,353	Casella Waste Systems, Inc. - Class A (1)	6,031,018

Communications Equipment - 1.5%
442,875	Viavi Solutions, Inc. (1)	6,632,053

Construction & Engineering - 3.3%
45,989	Quanta Services, Inc.	3,312,128
244,087	Sterling Construction Co., Inc. (1)	4,542,459
288,142	WillScot Mobile Mini Holdings Corp. (1)	6,676,250
		14,530,837
Consumer Finance - 0.7%
11,913	LendingTree, Inc. (1)	3,261,660

Diversified Telecommunication Services - 0.7%
209,877	Ooma, Inc. (1)	3,022,229

Electronic Equipment, Instruments & Components - 2.5%
68,372	Fabrinet (1)	5,304,983
22,463	Littelfuse, Inc.	5,720,428

Health Care Equipment & Supplies - 3.1%
67,522	Establishment Labs Holdings, Inc. (1)	2,541,528
174,764	LeMaitre Vascular, Inc.	7,077,942
180,130	OraSure Technologies, Inc. (1)	1,906,676
33,453	Silk Road Medical, Inc. (1)	2,106,870
		13,633,016
Health Care Providers & Services - 6.1%
8,595	Chemed Corp.	4,577,783
23,087	LHC Group, Inc. (1)	4,924,919
212,661	Progyny, Inc. (1)	9,014,700
33,310	The Providence Service Corp. (1)	4,617,765
31,063	U.S. Physical Therapy, Inc.	3,735,326
		26,870,493
Hotels, Restaurants & Leisure - 1.0%
54,351	Planet Fitness, Inc. - Class A (1)	4,219,268

Household Durables - 2.8%
38,160	Cavco Industries, Inc. (1)	6,695,172
181,673	Skyline Champion Corp. (1)	5,620,963
		12,316,135
Insurance - 4.7%
79,095	HCI Group, Inc.	4,136,669
78,165	Kinsale Capital Group, Inc.	15,643,161
43,823	Root, Inc. - Class A (1)	688,459
		20,468,289
Internet & Direct Marketing Retail - 0.7%
92,917	Revolve Group, Inc. - Class A (1)	2,896,223

IT Services - 6.4%
31,379	CACI International, Inc. (1)	7,823,726
55,171	ExlService Holdings, Inc. (1)	4,696,707
114,334	Genpact Ltd.	4,728,854
34,170	MAXIMUS, Inc.	2,500,902
117,154	WNS Holdings Ltd. - ADR (1)	8,440,946
		28,191,135
Life Sciences Tools & Services - 6.7%
13,466	Bio-Rad Laboratories, Inc. - Class A (1)	7,849,870
16,783	Bio-Techne Corp.	5,329,442
15,657	Charles River Laboratories International, Inc. (1)	3,912,058
51,798	NeoGenomics, Inc. (1)	2,788,804
52,815	PRA Health Sciences, Inc. (1)	6,625,114
15,942	Repligen Corp. (1)	3,054,965
		29,560,253
Machinery - 3.2%
50,660	Chart Industries, Inc. (1)	5,967,242
280,530	The Shyft Group, Inc.	7,961,441
		13,928,683
Media - 1.2%
12,973	Cardlytics, Inc. (1)	1,852,155
30,209	Nexstar Media Group, Inc.	3,298,521
		5,150,676
Metals & Mining - 0.3%
13,192	Kaiser Aluminum Corp.	1,304,689

Pharmaceuticals - 1.5%
112,355	Pacira BioSciences, Inc. (1)	6,723,323

Professional Services - 2.1%
112,815	ASGN, Inc. (1)	9,423,437
		11,025,411
Real Estate Investment Trusts (REITs) - 0.6%
37,520	CyrusOne, Inc.	2,744,588

Road & Rail - 2.2%
147,387	Covenant Logistics Group, Inc. - Class A (1)	2,182,802
144,816	TFI International, Inc.	7,469,609
		9,652,411
Semiconductors & Semiconductor Equipment - 10.0%
185,518	Cohu, Inc.	7,083,077
92,078	Diodes, Inc. (1)	6,491,499
105,475	Kulicke & Soffa Industries, Inc.	3,355,160
100,408	Lattice Semiconductor Corp. (1)	4,600,694
43,386	MKS Instruments, Inc.	6,527,424
174,382	Onto Innovation, Inc. (1)	8,291,864
292,595	Tower Semiconductor Ltd. (1)	7,554,803
		43,904,521
Software - 10.0%
106,094	8x8, Inc. (1)	3,657,060
128,251	CommVault Systems, Inc. (1)	7,101,258
33,626	Guidewire Software, Inc. (1)	4,328,675
220,785	Medallia, Inc. (1)	7,334,478
26,422	Nice Ltd. - ADR (1)	7,491,694
8,983	The Trade Desk, Inc. - Class A (1)	7,195,383
196,453	Vertex, Inc. - Class A (1)	6,846,387
		43,954,935
Specialty Retail - 0.8%
20,610	Five Below, Inc. (1)	3,606,338

Textiles, Apparel & Luxury Goods - 1.7%
113,906	Canada Goose Holdings, Inc. (1)	3,390,982
47,319	Columbia Sportswear Co.	4,134,734
		7,525,716
TOTAL COMMON STOCKS
(Cost $269,979,722)		423,595,619

EXCHANGE-TRADED FUNDS - 1.9%
58,341	SPDR S&P Biotech ETF	8,213,246
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,740,300)		8,213,246

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
8,282,607	First American Treasury Obligations Fund - Class X, 0.040% (2)	8,282,607
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,282,607)		8,282,607

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost $283,002,629)		440,091,472
Liabilities in Excess of Other Assets - (0.1)%		(268,317)
TOTAL NET ASSETS - 100.0%		$439,823,155

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Annualized seven-day effective yield as of December 31, 2020.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at December 31 2020 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31 2020. See Schedule of Investments for industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$423,595,619	$–	$–	$423,595,619
Exchange-Traded Funds	8,213,246	–	–	8,213,246
Short-Term Investments	8,282,607	–	–	8,282,607
Total Investments in Securities	$440,091,472	$–	$–	$440,091,472